SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION
Net Change in Working Capital

For the years ended December 31,	2020	2019
Net (increase) decrease in:
Trade and other receivables	$3.0	$18.0
Inventories	(21.6)	(1.5)
Other assets	(16.8)	10.6
Net increase (decrease) in:
Trade and other payables	(10.7)	(56.5)
Other liabilities	(6.7)	(15.6)
Movement in above related to foreign exchange	(18.1)	(23.7)
Net change in working capital (i)	$(70.9)	$(68.7)
(i)Change in working capital is net of items related to Property, Plant and Equipment.

Cash and Cash Equivalents

As at December 31,	2020	2019
Cash at bank	$485.8	$156.3
Bank short-term deposits	165.4	2.5
Total cash and cash equivalents (i) (ii)	$651.2	$158.8
(i)Cash and cash equivalents consist of cash on hand, cash on deposit with banks, bank term deposits and highly liquid short-term investments with terms of less than 90 days from the date of acquisition.
(ii)The cash and cash equivalents disclosed above and in the consolidated statement of cash flows include $223.1 million that are held by the MARA Project. These deposits are to be used specifically by the MARA Project and are therefore, not available for general use by the other entities within the consolidated Company. Included in this amount is $55.6 million of cash deposits serving as collateral for bank guarantees.
Other Non-Cash Expenses, net

For the years ended December 31,	2020	2019
Loss on disposal and write-down of assets	$13.7	$31.5
Amortization of union negotiation bonuses	11.4	10.0
Provision on indirect taxes	(5.9)	(2.5)
Other expenses	9.5	7.2
Total non-cash expenses, net	$28.7	$46.2

Changes in Liabilities Arising from Financing Activities

The table below details changes in the Company’s liabilities arising from financing activities. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

	2020			2019
	Debt	Accrued interest (i)	Lease liabilities	Debt	Accrued interest (i)	Lease liabilities
At January 1,	$1,047.9	$4.0	$43.5	$1,758.7	$12.6	$41.8
Changes from financing cash flows
Debt issued	200.0	—	—	240.0	—	—
Debt repayments	(256.2)	—	—	(952.5)	—	—
Interest paid	—	(51.4)	(3.5)	—	(80.0)	(4.4)
Payment of lease liabilities	—	—	(17.1)	—	—	(16.8)
Other changes
Interest expense	—	51.9	3.5	—	71.8	4.4
New leases	—	—	8.6	—	—	26.2
Changes arising from disposal of subsidiaries	—	—	—	—	—	(7.7)
Other	2.1	(0.4)	0.2	1.7	(0.4)	—
At December 31,	$993.8	$4.1	$35.2	$1,047.9	$4.0	$43.5
(i)    Included in Note 25: Trade and Other Payables.